497(j)

                                 Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP

                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                          Internet www.paulhastings.com

                                   May 3, 2001




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.

         Re:   Rule 497(j) -SIFE Trust Fund
                File Nos. 2-17277 and 811-987

Ladies and Gentlemen:

On behalf of SIFE Trust Fund (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the SIFE Trust Fund Prospectus and Statement of Additional Information which would have been filed by the Registrant pursuant to Rule 497 of the Securities Act do not differ from those versions contained in Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on April 25, 2001.

Please direct any inquiries regarding this filing to the undersigned at (415) 835-1609.

                                          Very truly yours,


                                          /s/ Mitchell E. Nichter, Esq.
                                          Mitchell E. Nichter, Esq.
                                      for PAUL, HASTINGS, JANOFSKY & WALKER LLP


cc:   Cary D. McReynolds, Esq.